LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES (Details 6) - USD ($)	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Unpaid Principal Balance, Loans with Partial Charge-offs Recorded
With no related allowance recorded	$ 9,833,635	$ 18,853,730
With an allowance recorded	390,111	151,988
Total	10,223,746	19,005,718
Amount of Partial Charge-Offs, Loans with Partial Charge-offs Recorded
With no related allowance recorded	4,415,526	6,841,463
With an allowance recorded	102,930	18,607
Total	4,518,456	6,860,070
Unpaid Principal Balance Net of Partial Charge-offs, Loans with Partial Charge Offs Recorded
With no related allowance recorded	5,418,109	12,012,267
With an allowance recorded	287,181	133,381
Total	5,705,290	12,145,648
Unpaid Principal Balance, Loans with No Partial Charge-offs Recorded
With no related allowance recorded	24,455,936	28,982,904
With an allowance recorded	3,024,529	4,807,632
Total	27,480,465	33,790,536
Total Unpaid Principal Balance Net of Partial Charge-offs, Loans with Partial Charge-offs Recorded
With no related allowance recorded	29,874,045	40,995,171
With an allowance recorded	3,311,710	4,941,013
Total	33,185,755	45,936,184
Total Recorded Investment Net of Partial Charge-offs
With no related allowance recorded	30,051,572	41,223,643
With an allowance recorded	3,341,344	4,981,922
Total	33,392,916	46,205,565
Related Allowance For Loan Losses	1,022,112	1,198,624
Interest Income Recognized During Period
With no related allowance recorded	802,062	918,508
With an allowance recorded		528
Total	802,062	919,036
Charge-offs of non-performing and impaired loans	2,900,000	6,000,000
Partial charge-offs of non-performing and impaired loans	792,000	3,200,000
Remaining principal balance of non-performing and impaired loans for which partial charge-offs were recorded previously	5,700,000	12,100,000
Residential Real Estate
Unpaid Principal Balance, Loans with Partial Charge-offs Recorded
With no related allowance recorded	5,902,363	6,419,746
With an allowance recorded	390,111	151,988
Total	6,292,474	6,571,734
Amount of Partial Charge-Offs, Loans with Partial Charge-offs Recorded
With no related allowance recorded	2,885,878	3,007,887
With an allowance recorded	102,930	18,607
Total	2,988,808	3,026,494
Unpaid Principal Balance Net of Partial Charge-offs, Loans with Partial Charge Offs Recorded
With no related allowance recorded	3,016,485	3,411,859
With an allowance recorded	287,181	133,381
Total	3,303,666	3,545,240
Unpaid Principal Balance, Loans with No Partial Charge-offs Recorded
With no related allowance recorded	19,398,486	21,675,537
With an allowance recorded	2,820,689	4,299,871
Total	22,219,175	25,975,408
Total Unpaid Principal Balance Net of Partial Charge-offs, Loans with Partial Charge-offs Recorded
With no related allowance recorded	22,414,971	25,087,396
With an allowance recorded	3,107,870	4,433,252
Total	25,522,841	29,520,648
Total Recorded Investment Net of Partial Charge-offs
With no related allowance recorded	22,575,684	25,295,830
With an allowance recorded	3,136,597	4,472,459
Total	25,712,281	29,768,289
Related Allowance For Loan Losses	977,140	1,048,993
Residential First Mortgage
Unpaid Principal Balance, Loans with Partial Charge-offs Recorded
With no related allowance recorded	4,350,788	4,765,925
With an allowance recorded	337,013	119,788
Total	4,687,801	4,885,713
Amount of Partial Charge-Offs, Loans with Partial Charge-offs Recorded
With no related allowance recorded	2,101,709	2,147,646
With an allowance recorded	87,921	18,550
Total	2,189,630	2,166,196
Unpaid Principal Balance Net of Partial Charge-offs, Loans with Partial Charge Offs Recorded
With no related allowance recorded	2,249,079	2,618,279
With an allowance recorded	249,092	101,238
Total	2,498,171	2,719,517
Unpaid Principal Balance, Loans with No Partial Charge-offs Recorded
With no related allowance recorded	14,528,332	16,127,230
With an allowance recorded	2,173,816	3,673,398
Total	16,702,148	19,800,628
Total Unpaid Principal Balance Net of Partial Charge-offs, Loans with Partial Charge-offs Recorded
With no related allowance recorded	16,777,411	18,745,509
With an allowance recorded	2,422,908	3,774,636
Total	19,200,319	22,520,145
Total Recorded Investment Net of Partial Charge-offs
With no related allowance recorded	16,912,036	18,922,860
With an allowance recorded	2,449,665	3,808,508
Total	19,361,701	22,731,368
Related Allowance For Loan Losses	576,849	759,169
Average Recorded Investment During Period
With no related allowance recorded	17,881,616	21,539,233
With an allowance recorded	3,008,914	3,597,246
Total	20,890,530	25,136,479
Interest Income Recognized During Period
With no related allowance recorded	451,993	466,598
With an allowance recorded		528
Total	451,993	467,126
Residential Second Mortgage
Unpaid Principal Balance, Loans with Partial Charge-offs Recorded
With no related allowance recorded	893,197	919,433
With an allowance recorded	47,008	32,200
Total	940,205	951,633
Amount of Partial Charge-Offs, Loans with Partial Charge-offs Recorded
With no related allowance recorded	555,172	521,046
With an allowance recorded	14,919	57
Total	570,091	521,103
Unpaid Principal Balance Net of Partial Charge-offs, Loans with Partial Charge Offs Recorded
With no related allowance recorded	338,025	398,387
With an allowance recorded	32,089	32,143
Total	370,114	430,530
Unpaid Principal Balance, Loans with No Partial Charge-offs Recorded
With no related allowance recorded	2,410,518	2,730,620
With an allowance recorded	319,185	521,855
Total	2,729,703	3,252,475
Total Unpaid Principal Balance Net of Partial Charge-offs, Loans with Partial Charge-offs Recorded
With no related allowance recorded	2,748,543	3,129,007
With an allowance recorded	351,274	553,998
Total	3,099,817	3,683,005
Total Recorded Investment Net of Partial Charge-offs
With no related allowance recorded	2,774,631	3,160,090
With an allowance recorded	353,244	559,333
Total	3,127,875	3,719,423
Related Allowance For Loan Losses	124,352	191,206
Average Recorded Investment During Period
With no related allowance recorded	3,235,818	3,033,653
With an allowance recorded	380,503	594,299
Total	3,616,321	3,627,952
Interest Income Recognized During Period
With no related allowance recorded	85,420	92,365
Total	85,420	92,365
Home Equity Lines of Credit
Unpaid Principal Balance, Loans with Partial Charge-offs Recorded
With no related allowance recorded	658,378	734,388
With an allowance recorded	6,090
Total	664,468	734,388
Amount of Partial Charge-Offs, Loans with Partial Charge-offs Recorded
With no related allowance recorded	228,997	339,195
With an allowance recorded	90
Total	229,087	339,195
Unpaid Principal Balance Net of Partial Charge-offs, Loans with Partial Charge Offs Recorded
With no related allowance recorded	429,381	395,193
With an allowance recorded	6,000
Total	435,381	395,193
Unpaid Principal Balance, Loans with No Partial Charge-offs Recorded
With no related allowance recorded	2,459,636	2,817,687
With an allowance recorded	327,688	104,618
Total	2,787,324	2,922,305
Total Unpaid Principal Balance Net of Partial Charge-offs, Loans with Partial Charge-offs Recorded
With no related allowance recorded	2,889,017	3,212,880
With an allowance recorded	333,688	104,618
Total	3,222,705	3,317,498
Total Recorded Investment Net of Partial Charge-offs
With no related allowance recorded	2,889,017	3,212,880
With an allowance recorded	333,688	104,618
Total	3,222,705	3,317,498
Related Allowance For Loan Losses	275,939	98,618
Average Recorded Investment During Period
With no related allowance recorded	3,021,067	3,213,968
With an allowance recorded	328,724	373,628
Total	3,349,791	3,587,596
Interest Income Recognized During Period
With no related allowance recorded	26,739	44,688
Total	26,739	44,688
Commercial Real Estate
Unpaid Principal Balance, Loans with Partial Charge-offs Recorded
With no related allowance recorded	3,931,272	12,326,021
Total	3,931,272	12,326,021
Amount of Partial Charge-Offs, Loans with Partial Charge-offs Recorded
With no related allowance recorded	1,529,648	3,739,734
Total	1,529,648	3,739,734
Unpaid Principal Balance Net of Partial Charge-offs, Loans with Partial Charge Offs Recorded
With no related allowance recorded	2,401,624	8,586,287
Total	2,401,624	8,586,287
Unpaid Principal Balance, Loans with No Partial Charge-offs Recorded
With no related allowance recorded	5,057,450	7,260,069
With an allowance recorded	203,840	507,761
Total	5,261,290	7,767,830
Total Unpaid Principal Balance Net of Partial Charge-offs, Loans with Partial Charge-offs Recorded
With no related allowance recorded	7,459,074	15,846,356
With an allowance recorded	203,840	507,761
Total	7,662,914	16,354,117
Total Recorded Investment Net of Partial Charge-offs
With no related allowance recorded	7,475,888	15,865,894
With an allowance recorded	204,747	509,463
Total	7,680,635	16,375,357
Related Allowance For Loan Losses	44,972	149,631
Commercial And Multi Family Real Estate
Unpaid Principal Balance, Loans with Partial Charge-offs Recorded
With no related allowance recorded	3,689,300	5,159,458
Total	3,689,300	5,159,458
Amount of Partial Charge-Offs, Loans with Partial Charge-offs Recorded
With no related allowance recorded	1,401,926	1,529,856
Total	1,401,926	1,529,856
Unpaid Principal Balance Net of Partial Charge-offs, Loans with Partial Charge Offs Recorded
With no related allowance recorded	2,287,374	3,629,602
Total	2,287,374	3,629,602
Unpaid Principal Balance, Loans with No Partial Charge-offs Recorded
With no related allowance recorded	4,722,522	5,895,832
With an allowance recorded	15,539	26,227
Total	4,738,061	5,922,059
Total Unpaid Principal Balance Net of Partial Charge-offs, Loans with Partial Charge-offs Recorded
With no related allowance recorded	7,009,896	9,525,434
With an allowance recorded	15,539	26,227
Total	7,025,435	9,551,661
Total Recorded Investment Net of Partial Charge-offs
With no related allowance recorded	7,025,759	9,541,447
With an allowance recorded	15,814	26,502
Total	7,041,573	9,567,949
Related Allowance For Loan Losses	3,539	14,227
Average Recorded Investment During Period
With no related allowance recorded	8,364,621	9,903,237
With an allowance recorded	21,118	706,924
Total	8,385,739	10,610,161
Interest Income Recognized During Period
With no related allowance recorded	201,859	308,740
Total	201,859	308,740
Commercial Land Acquisition And Development
Unpaid Principal Balance, Loans with Partial Charge-offs Recorded
With no related allowance recorded		4,643,113
Total		4,643,113
Amount of Partial Charge-Offs, Loans with Partial Charge-offs Recorded
With no related allowance recorded		870,436
Total		870,436
Unpaid Principal Balance Net of Partial Charge-offs, Loans with Partial Charge Offs Recorded
With no related allowance recorded		3,772,677
Total		3,772,677
Total Unpaid Principal Balance Net of Partial Charge-offs, Loans with Partial Charge-offs Recorded
With no related allowance recorded		3,772,677
Total		3,772,677
Total Recorded Investment Net of Partial Charge-offs
With no related allowance recorded		3,772,677
Total		3,772,677
Average Recorded Investment During Period
With no related allowance recorded	769,907	1,365,918
With an allowance recorded		694,203
Total	769,907	2,060,121
Commercial Real Estate Construction Financing Receivable
Unpaid Principal Balance, Loans with Partial Charge-offs Recorded
With no related allowance recorded	77,381	298,977
Total	77,381	298,977
Amount of Partial Charge-Offs, Loans with Partial Charge-offs Recorded
With no related allowance recorded	64,976	259,743
Total	64,976	259,743
Unpaid Principal Balance Net of Partial Charge-offs, Loans with Partial Charge Offs Recorded
With no related allowance recorded	12,405	39,234
Total	12,405	39,234
Total Unpaid Principal Balance Net of Partial Charge-offs, Loans with Partial Charge-offs Recorded
With no related allowance recorded	12,405	39,234
Total	12,405	39,234
Total Recorded Investment Net of Partial Charge-offs
With no related allowance recorded	11,250	39,320
Total	11,250	39,320
Average Recorded Investment During Period
With no related allowance recorded	17,415	36,968
With an allowance recorded		1,618
Total	17,415	38,586
Commercial And Industrial
Unpaid Principal Balance, Loans with Partial Charge-offs Recorded
With no related allowance recorded	164,591	2,224,473
Total	164,591	2,224,473
Amount of Partial Charge-Offs, Loans with Partial Charge-offs Recorded
With no related allowance recorded	62,746	1,079,699
Total	62,746	1,079,699
Unpaid Principal Balance Net of Partial Charge-offs, Loans with Partial Charge Offs Recorded
With no related allowance recorded	101,845	1,144,774
Total	101,845	1,144,774
Unpaid Principal Balance, Loans with No Partial Charge-offs Recorded
With no related allowance recorded	334,928	1,364,237
With an allowance recorded	188,301	481,534
Total	523,229	1,845,771
Total Unpaid Principal Balance Net of Partial Charge-offs, Loans with Partial Charge-offs Recorded
With no related allowance recorded	436,773	2,509,011
With an allowance recorded	188,301	481,534
Total	625,074	2,990,545
Total Recorded Investment Net of Partial Charge-offs
With no related allowance recorded	438,879	2,512,450
With an allowance recorded	188,933	482,961
Total	627,812	2,995,411
Related Allowance For Loan Losses	41,433	135,404
Average Recorded Investment During Period
With no related allowance recorded	1,322,040	2,375,527
With an allowance recorded	262,707	416,170
Total	1,584,747	2,791,697
Interest Income Recognized During Period
With no related allowance recorded	36,051	6,117
Total	36,051	6,117
Consumer And Installment
Unpaid Principal Balance, Loans with Partial Charge-offs Recorded
With no related allowance recorded		107,963
Total		107,963
Amount of Partial Charge-Offs, Loans with Partial Charge-offs Recorded
With no related allowance recorded		93,842
Total		93,842
Unpaid Principal Balance Net of Partial Charge-offs, Loans with Partial Charge Offs Recorded
With no related allowance recorded		14,121
Total		14,121
Unpaid Principal Balance, Loans with No Partial Charge-offs Recorded
With no related allowance recorded		47,298
Total		47,298
Total Unpaid Principal Balance Net of Partial Charge-offs, Loans with Partial Charge-offs Recorded
With no related allowance recorded		61,419
Total		61,419
Total Recorded Investment Net of Partial Charge-offs
With no related allowance recorded		61,919
Total		61,919
Average Recorded Investment During Period
With no related allowance recorded	43,586	123,769
With an allowance recorded	9,588	3,297
Total	$ 53,174	$ 127,066